American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2055 Portfolio
April 30, 2026

One Choice 2055 Portfolio - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 50.8%
Focused Dynamic Growth Fund G Class	375,795	32,758,029
Focused Large Cap Value Fund G Class	7,686,374	84,780,707
Growth Fund G Class	852,902	52,470,547
Heritage Fund G Class	1,286,287	34,112,330
Large Cap Equity Fund G Class	1,809,415	90,687,878
Mid Cap Value Fund G Class	2,486,379	39,458,834
Select Fund G Class	19,365	2,763,368
Small Cap Growth Fund G Class	513,562	13,537,486
Small Cap Value Fund G Class	1,320,917	13,499,772
		364,068,951
International Equity Funds — 28.5%
Emerging Markets Fund G Class	2,245,509	42,282,932
Global Real Estate Fund G Class	1,162,516	17,274,993
International Growth Fund G Class	4,281,262	59,595,162
International Small-Mid Cap Fund G Class	1,748,371	22,903,660
International Value Fund G Class	2,810,269	34,200,979
Non-U.S. Intrinsic Value Fund G Class	2,604,451	27,789,488
		204,047,214
Domestic Fixed Income Funds — 14.9%
Diversified Bond Fund G Class	8,117,901	74,278,794
High Income Fund G Class	2,101,229	18,280,691
Inflation-Adjusted Bond Fund G Class	1,352,499	14,512,313
		107,071,798
International Fixed Income Funds — 5.4%
Emerging Markets Debt Fund G Class	1,170,489	11,049,415
Global Bond Fund G Class	3,153,625	27,499,608
		38,549,023
Money Market Funds — 0.4%
U.S. Government Money Market Fund G Class	2,943,223	2,943,223
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $550,730,771)		716,680,209
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$716,680,209

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV per share.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2026 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$37,807	$3,765	$5,597	$(3,217)	$32,758	376	$6,248	$2,090
Focused Large Cap Value Fund	99,331	16,144	30,721	27	84,781	7,686	2,837	9,594
Growth Fund	60,350	10,501	8,860	(9,520)	52,471	853	7,617	6,988
Heritage Fund	47,332	8,298	11,164	(10,354)	34,112	1,286	4,516	4,882
Large Cap Equity Fund	109,209	18,888	21,331	(16,078)	90,688	1,809	9,976	17,215
Mid Cap Value Fund	55,081	5,896	20,484	(1,034)	39,459	2,486	1,147	5,157
Select Fund	2,100	596	—	67	2,763	19	—	225
Small Cap Growth Fund	20,988	848	7,238	(1,061)	13,537	514	2,457	804
Small Cap Value Fund	20,716	2,053	9,382	113	13,500	1,321	679	1,600
Emerging Markets Fund	47,906	1,995	16,698	9,080	42,283	2,246	6,722	938
Global Real Estate Fund	19,242	1,037	4,640	1,636	17,275	1,163	525	678
International Growth Fund	54,728	8,279	4,629	1,217	59,595	4,281	(35)	2,596
International Small-Mid Cap Fund	20,792	1,538	2,348	2,922	22,904	1,748	463	687
International Value Fund	30,504	5,228	6,205	4,674	34,201	2,810	672	3,021
Non-U.S. Intrinsic Value Fund	29,297	4,061	6,161	592	27,789	2,604	801	3,203
Diversified Bond Fund	85,808	14,889	29,152	2,734	74,279	8,118	(2,462)	2,851
High Income Fund	21,490	2,031	5,771	531	18,281	2,101	(564)	1,062
Inflation-Adjusted Bond Fund	16,782	1,266	4,075	539	14,512	1,352	(306)	358
Emerging Markets Debt Fund	12,776	872	3,312	713	11,049	1,170	(310)	614
Global Bond Fund	34,106	3,039	10,634	989	27,500	3,154	(1,261)	1,241
U.S. Government Money Market Fund	—	3,100	157	—	2,943	2,943	—	47
	$826,345	$114,324	$208,559	$(15,430)	$716,680	50,040	$39,722	$65,851
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.